General and Administrative	6 Months Ended
Jun. 30, 2013
General and Administrative [Abstract]
General and Administrative
14.      General and Administrative:

The amounts in the accompanying condensed consolidated statements of income are analyzed as follows:
	Six Months Ended June 30,
	2012	2013

Salaries	6,668	6,204
Depreciation	306	291
Office expenses	7,446	7,745
General and Administrative expenses	14,420	14,240